Income taxes - Recoverable and payable taxes (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current tax assets, current	$ 1,502	$ 1,272
Current tax assets, non-current	1,229	1,110
Current tax liabilities, current	882	470
Value Added Tax [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	279	261
Current tax assets, non-current	1	1
Current tax liabilities, current	24	46
Brazilian Federal Contributions [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	917	690
Current tax assets, non-current	855	740
Current tax liabilities, current	69	35
Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	296	309
Current tax assets, non-current	373	369
Current tax liabilities, current	604	221
Financial Compensation For Exploration Of Mineral Resources [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities, current		54
Others [Member]
IfrsStatementLineItems [Line Items]
Current tax assets, current	10	12
Current tax liabilities, current	$ 119	$ 114